Organization and Principal Activities (Details) - $ / shares				12 Months Ended
		Sep. 05, 2025	Jun. 05, 2025	Dec. 31, 2025	May 16, 2025	Dec. 31, 2024
Organization and Principal Activities [Line Items]
Entity Incorporation, Date of Incorporation				Dec. 02, 2024
Ordinary shares issue (in Shares)		18,000,000		21,950,000		18,000,000
Ordinary shares par value (in Dollars per share)	[1]			$ 0.00001		$ 0.00001
Percentage of remaining shareholder			46.00%
Issue surrender share (in Shares)		12,000,000
Shares Issued, Price Per Share (in Dollars per share)		$ 0.00001
Percentage of ordinary shares		40.00%
Seven shareholders of Malaysia Holding [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issue (in Shares)					30,000,000
Ordinary shares par value (in Dollars per share)					$ 0.00001
Equity interest			100.00%
Mr. Goh Kok Foong [Member]
Organization and Principal Activities [Line Items]
Equity interest			54.00%

[1]	The share and per share information are presented on a retrospective basis to reflect the Reorganization and Share Surrender (collectively “Recapitalization”) completed on June 5, 2025 and September 5, 2025, respectively. (Note 1 (b))